Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Balances and changes in property, plant, and equipment

Balances and changes in PP&E are as follows:

	Weighted average useful life (years)	Balance on 12/31/2019	Additions	Depreciation	Transfer (i)	Write- offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2020
Cost:
Land	-	667,865	21,300	-	2,113	(14,427)	10,257	687,108
Buildings	32	1,925,946	25,572	-	148,527	(27,210)	81,875	2,154,710
Leasehold improvements	9	1,121,528	28,374	-	89,559	(16,954)	315	1,222,822
Machinery and equipment	13	5,707,721	144,089	-	378,883	(5,554)	273,223	6,498,362
Automotive fuel/lubricant distribution equipment and facilities	13	2,991,472	90,279	-	133,963	(46,394)	-	3,169,320
LPG tanks and bottles	10	755,460	65,230	-	289	(44,500)	-	776,479
Vehicles	8	320,161	22,495	-	8,363	(40,517)	334	310,836
Furniture and utensils	9	295,604	13,985	-	6,775	(3,694)	4,042	316,712
Construction in progress	-	827,086	506,367	-	(765,785)	(1,167)	14,194	580,695
Advances to suppliers	-	12,544	28,339	-	(6,185)	(56)	-	34,642
Imports in progress	-	250	1,437	-	(822)	-	1	866
IT equipment	5	412,809	32,134	-	539	(2,827)	2,189	444,844
		15,038,446	979,601	-	(3,781)	(203,300)	386,430	16,197,396

	Balance on 12/31/2019	Additions	Depreciation	Transfer (i)	Write- offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2020
Accumulated depreciation:
Buildings	(793,835)	-	(65,318)	2,376	20,021	(14,641)	(851,397)
Leasehold improvements	(614,379)	-	(80,995)	49	6,252	(88)	(689,161)
Machinery and equipment	(3,231,627)	-	(317,694)	59	4,091	(53,133)	(3,598,304)
Automotive fuel/lubricant distribution equipment and facilities	(1,766,878)	-	(176,404)	(6)	36,335	-	(1,906,953)
LPG tanks and bottles	(425,554)	-	(56,267)	(30)	27,200	-	(454,651)
Vehicles	(139,045)	-	(24,585)	48	19,997	(269)	(143,854)
Furniture and utensils	(171,475)	-	(21,060)	7	2,988	(2,173)	(191,713)
IT equipment	(318,063)	-	(35,080)	122	2,676	(1,911)	(352,256)
	(7,460,856)	-	(777,403)	2,625	119,560	(72,215)	(8,188,289)
Provision for losses:
Advances to suppliers	(110)	-	-	-	-	-	(110)
Land	(146)	-	-	-	-	-	(146)
Leasehold improvements	(1,599)	910	-	-	639	(11)	(61)
Machinery and equipment	(2,875)	-	-	-	156	(138)	(2,857)
Automotive fuel/lubricant distribution equipment and facilities	(98)	-	-	-	25	-	(73)
	(4,828)	910	-	-	820	(149)	(3,247)
Net amount	7,572,762	980,511	(777,403)	(1,156)	(82,920)	314,066	8,005,860

(i) Refers to amounts transferred between rubrics and to intangible assets.

	Weighted average useful life (years)	Balance on 12/31/2018	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Oxiteno Andina (*)	Balance on 12/30/2019
Cost:
Land	-	620,879	43,420	-	4,785	(2,017)	1,059	(261)	667,865
Buildings	32	1,801,073	18,117	-	105,861	(4,339)	7,023	(1,789)	1,925,946
Leasehold improvements	10	1,015,640	19,191	-	129,234	(42,552)	15	-	1,121,528
Machinery and equipment	13	5,219,256	131,831	-	365,953	(4,967)	9,596	(13,948)	5,707,721
Automotive fuel/lubricant distribution equipment and facilities	14	2,864,333	103,288	-	81,038	(57,187)	-	-	2,991,472
LPG tanks and bottles	10	743,016	65,351	-	(6,993)	(45,914)	-	-	755,460
Vehicles	7	308,756	24,686	-	7,564	(20,353)	(394)	(98)	320,161
Furniture and utensils	9	279,016	15,009	-	4,399	(2,665)	198	(353)	295,604
Construction in progress	-	922,799	591,525	-	(695,301)	(108)	8,344	(173)	827,086
Advances to suppliers	-	14,088	7,378	-	(8,921)	-	(1)	-	12,544
Imports in progress	-	41	9,513	-	(9,304)	-	-	-	250
IT equipment	5	395,063	21,771	-	872	(5,249)	352	-	412,809
		14,183,960	1,051,080	-	(20,813)	(185,351)	26,192	(16,622)	15,038,446

	Balance on 12/31/2018	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Oxiteno Andina (*)	Balance on 12/31/2019
Accumulated depreciation:
Buildings	(743,117)	-	(58,158)	187	4,681	893	1,679	(793,835)
Leasehold improvements	(558,042)	-	(84,664)	2,040	26,291	(4)	‐	(614,379)
Machinery and equipment	(2,969,209)	-	(298,767)	2,983	3,510	16,340	13,516	(3,231,627)
Automotive fuel/lubricant distribution equipment and facilities	(1,657,608)	-	(159,961)	-	50,691	-	-	(1,766,878)
LPG tanks and bottles	(401,056)	-	(57,890)	4,467	28,925	-	-	(425,554)
Vehicles	(123,650)	-	(27,106)	28	11,274	311	98	(139,045)
Furniture and utensils	(155,339)	-	(18,944)	(12)	2,280	204	336	(171,475)
IT equipment	(288,083)	-	(34,782)	50	5,061	(309)	‐	(318,063)
Construction in progress	(6,896,104)	-	(740,272)	9,743	132,713	17,435	15,629	(7,460,856)
Provision for losses:
Advances to suppliers	(83)	(27)	-	-	-	-	-	(110)
Buildings	(306)	-	-	-	-	-	306	-
Land	(827)	-	-	-	-	-	681	(146)
Leasehold improvements	(1,385)	(1,528)	-	-	111	1,203	-	(1,599)
Machinery and equipment	(6,117)	-	-	-	769	1,138	1,335	(2,875)
Automotive fuel/lubricant distribution equipment and facilities	(165)	-	-	-	67	-	-	(98)
Construction in progress	(38)	-	-	-	-	-	38	-
Furniture and utensils	(70)	-	-	-	1	-	69	-
	(8,991)	(1,555)	-	-	948	2,341	2,429	(4,828)
Net amount	7,278,865	1,049,525	(740,272)	(11,070)	(51,690)	45,968	1,436	7,572,762

(i) Refers to amounts transferred to intangible assets, inventories and right-of-use assets.

(*) Refers to the asset write-offs of Oxiteno Andina (see Note 3.b.6).

	Weighted average useful life (years)	Balance on 12/31/2017	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance acquisition TEAS (ii)	Balance on 12/31/2018
Cost:
Land	-	576,642	3,994	‐	9,261	(895)	(1,238)	33,115	620,879
Buildings	32	1,637,871	7,041	‐	151,937	(2,929)	(10,914)	18,067	1,801,073
Leasehold improvements	8	912,555	11,931	‐	103,371	(12,273)	56	-	1,015,640
Machinery and equipment	13	4,721,931	115,171	‐	588,696	(4,895)	(261,955)	60,308	5,219,256
Automotive fuel/lubricant distribution equipment and facilities	13	2,729,522	98,478	‐	98,573	(62,240)	-	-	2,864,333
LPG tanks and bottles	8	692,856	78,995	‐	2,552	(31,387)	-	-	743,016
Vehicles	6	287,295	29,141	‐	18,061	(23,996)	(1,745)	-	308,756
Furniture and utensils	8	265,909	18,417	‐	6,078	(863)	(10,570)	45	279,016
Construction in progress	-	929,000	796,909	‐	(883,994)	(578)	81,462	-	922,799
Advances to suppliers	-	112,167	6,317	‐	(100,233)	-	(4,163)	-	14,088
Imports in progress	-	786	699	‐	(1,446)	-	2	-	41
IT equipment	5	352,986	34,921	‐	7,942	(1,953)	1,161	6	395,063
		13,219,520	1,202,014	‐	798	(142,009)	(207,904)	111,541	14,183,960

(i) Refers to amounts transferred to intangible assets, inventories and right-of-use assets as from 2019.

(ii) See Note 3.c.

	Balance on 12/31/2017	Additions	Depreciation	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance acquisition TEAS (ii)	Balance on 12/31/2018
Accumulated depreciation:
Buildings	(724,408)	‐	(53,462)	10,046	2,608	26,533	(4,434)	(743,117)
Leasehold improvements	(475,651)	‐	(83,208)	(4,574)	5,398	(7)	-	(558,042)
Machinery and equipment	(2,980,166)	‐	(271,867)	1,143	3,449	288,461	(10,229)	(2,969,209)
Automotive fuel/lubricant distribution equipment and facilities	(1,545,806)	‐	(162,815)	(7,232)	58,245	-	-	(1,657,608)
LPG tanks and bottles	(328,384)	‐	(88,308)	(2,347)	17,983	-	-	(401,056)
Vehicles	(112,200)	‐	(28,792)	498	15,002	1,842	-	(123,650)
Furniture and utensils	(148,575)	‐	(18,482)	(292)	513	11,517	(20)	(155,339)
IT equipment	(260,859)	‐	(30,659)	2,702	1,819	(1,080)	(6)	(288,083)
	(6,576,049)	‐	(737,593)	(56)	105,017	327,266	(14,689)	(6,896,104)
Provision for losses:
Advances to suppliers	(83)	-	‐	‐	-	-	‐	(83)
Buildings	-	(306)	‐	‐	-	-	‐	(306)
Land	(104)	(723)	‐	‐	-	-	‐	(827)
Leasehold improvements	(564)	(733)	‐	‐	2	(90)	‐	(1,385)
Machinery and equipment	(4,724)	(1,532)	‐	‐	444	(305)	‐	(6,117)
Automotive fuel/lubricant distribution equipment and facilities	(169)	-	‐	‐	4	-	‐	(165)
Construction in progress	-	(38)	-	-	-	-	-	(38)
Furniture and utensils	(1)	(69)	‐	‐	-	-	‐	(70)
	(5,645)	(3,401)	‐	‐	450	(395)	‐	(8,991)
Net amount	6,637,826	1,198,613	(737,593)	742	(36,542)	118,967	96,852	7,278,865

(i) Refers to amounts transferred to intangible assets, inventories and right-of-use assets as from 2019.

(ii) See Note 3.c.

Summary of depreciation expenses in the financial statements

The depreciation expenses were recognized in the financial statements as shown below:

	2020	2019	2018
Inventories and cost of products and services sold	429,984	405,966	406,002
Selling and marketing	297,172	285,671	279,023
General and administrative	50,247	48,635	52,568
	777,403	740,272	737,593